Deferred Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₺ 331,349	₺ 249,345
Offsetting	(235,289)	(198,090)
Net deferred tax assets/(liabilities)	96,060	51,255
Deferred tax liabilities	(886,411)	(656,250)
Offsetting	235,289	198,090
Net deferred tax assets/(liabilities)	(651,122)	(458,160)
Net deferred tax asset/liabilities	(555,062)	(406,905)
Offsetting	0	0
Net deferred tax assets/(liabilities)	(555,062)	(406,905)
Provision for legal claims [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	74,975
Property, plant & equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	41,903	3,516
Deferred tax liabilities	(680,134)	(532,547)
Net deferred tax asset/liabilities	(638,231)	(529,031)
Investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	32,926	33,242
Net deferred tax asset/liabilities	32,926	33,242
Reserve for employee termination benefits and provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	202,112	55,288
Deferred tax liabilities	(64)
Net deferred tax asset/liabilities	202,048	55,288
Assets classified as held for sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(92,327)	(90,209)
Net deferred tax asset/liabilities	(92,327)	(90,209)
Trade and other payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,717	57,686
Deferred tax liabilities	(26,091)
Net deferred tax asset/liabilities	(14,374)	57,686
Tax credit carry forwards (investment tax credit) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,508
Net deferred tax asset/liabilities		1,508
Tax allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,775	32,200
Net deferred tax asset/liabilities	10,775	32,200
Other items [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	31,916	65,905
Deferred tax liabilities	(87,795)	(33,494)
Net deferred tax asset/liabilities	₺ (55,879)	₺ 32,411